Net Loss Per Share Attributable to Common Stockholders - Schedule of Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Options [Member]
Schedule of Potential Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share [Line Items]
Diluted net loss per share anti-dilutive	2,038,017	1,065,691	1,307,052
Warrants [Member]
Schedule of Potential Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share [Line Items]
Diluted net loss per share anti-dilutive			143,044